OTHER CURRENT ASSETS - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Trade accounts receivable, net	$ 0	$ 4,050
Accrued income	3,949	6,024
Prepaid expenses	2,535	11,344
Other receivables	2,402	3,643
Total other current assets	$ 8,886	$ 25,061